Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Schedule of Contract Liabilities

Contract liabilities comprise entirely deferred revenue in respect of the Mallinckrodt, AstraZeneca plc, and Hansoh research collaborations. The current contract liabilities represent the amount of estimated revenue to be reported in the next 12 months related to amounts invoiced to our partners. Current and non-current contract liabilities include future revenue from collaboration recharged expenses, upfront payments, and milestones achieved to December 31, 2022.

	December 31,	December 31,
	2022	2021
	£000s	£000s
Contract liabilities:
Current	8,864	4,247
Non-current	63,485	72,501
Total contract liabilities	72,349	76,748

	Total
	£000s
Contract liabilities:
At January 1, 2021	68,379
Additions during period	20,392
Revenue unwound during period	(12,023)
At December 31, 2021	76,748
At January 1, 2022	76,748
Additions during period	12,519
Revenue unwound during period	(16,918)
At December 31, 2022	72,349